UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sand Hill Advisors, LLC
Address: 245 Lytton Avenue, Suite 300

         Palo Alto, CA  94301

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cynde Lee
Title:     Director, Operations/Compliance
Phone:     (650)-854-9150

Signature, Place, and Date of Signing:

     /s/  Cynde Lee     Palo Alto, CA     August 9, 2010



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     70

Form13F Information Table Value Total:     $147,852 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     2748    34793 SH       Sole                    33273              1520
AT&T Inc                       COM              00206R102     2374    98133 SH       Sole                    95320              2813
Abbott Labs                    COM              002824100     2428    51910 SH       Sole                    49205              2705
Activision Inc.                COM              00507V109     2417   230395 SH       Sole                   220510              9885
Alcatel Lucent ADR             COM              013904305       31    12386 SH       Sole                                      12386
Amazon.com Inc                 COM              023135106     2387    21845 SH       Sole                    21090               755
Amgen                          COM              031162100      301     5715 SH       Sole                     5715
Apple                          COM              037833100      200      797 SH       Sole                      797
Applied Materials              COM              038222105     2695   224243 SH       Sole                   213983             10260
BHP Billiton Ltd.              COM              088606108     2493    40220 SH       Sole                    38675              1545
Baidu Inc Spon ADR Rep A       COM              056752108      462     6780 SH       Sole                     6780
Boston Private Finl Holdings   COM              101119105       89    13856 SH       Sole                     7518              6338
CME Group Inc Com              COM              12572Q105     2397     8515 SH       Sole                     8145               370
Caterpillar                    COM              149123101     2509    41765 SH       Sole                    40095              1670
Charles Schwab New             COM              808513105     2394   168825 SH       Sole                   162470              6355
ChevronTexaco Corp             COM              166764100     3543    52205 SH       Sole                    49060              3145
Cisco Systems                  COM              17275R102      363    17047 SH       Sole                    15150              1897
Clorox                         COM              189054109      253     4064 SH       Sole                     4064
Coca Cola                      COM              191216100     2710    54065 SH       Sole                    51610              2455
Dominion Resources             COM              25746U109     2484    64118 SH       Sole                    61396              2722
E.I. du Pont de Nemours and Co COM              263534109     2771    80101 SH       Sole                    77306              2795
Exxon Mobil Corporation        COM              30231G102     3347    58648 SH       Sole                    56968              1680
                                                                57     1000 SH       Other                                      1000
Fiserv Inc                     COM              337738108      317     6938 SH       Sole                     6938
General Electric               COM              369604103     2943   204081 SH       Sole                   197129              6952
Glaxosmithkline PLC - ADR      COM              37733W105     2581    75890 SH       Sole                    72072              3818
Health Care Select Sector      COM              81369y209      423    15000 SH       Sole                    15000
Heinz H J                      COM              423074103     2543    58835 SH       Sole                    56505              2330
Intel                          COM              458140100     2666   137045 SH       Sole                   131725              5320
International Business Machine COM              459200101     3577    28967 SH       Sole                    27647              1320
                                                                77      625 SH       Other                                       625
J P Morgan Chase & Co.         COM              46625H100     2445    66776 SH       Sole                    63561              3215
Johnson & Johnson              COM              478160104     3339    56542 SH       Sole                    54163              2379
Linear Technology              COM              535678106     2762    99303 SH       Sole                    95123              4180
Lowe's Companies               COM              548661107     2202   107825 SH       Sole                   103905              3920
McDonalds                      COM              580135101     2790    42363 SH       Sole                    40438              1925
Merck & Co Inc New Com         COM              58933Y105      334     9551 SH       Sole                     9551
Microsoft                      COM              594918104     3047   132408 SH       Sole                   127783              4625
Morphicstechnology Inc Delawar COM              617998216        0    50000 SH       Sole                    50000
Nike                           COM              654106103     2389    35359 SH       Sole                    33769              1590
Oil Svs Holdrs                 COM              678002106      397     4200 SH       Sole                     3965               235
PG & E Corp                    COM              69331C108      239     5822 SH       Sole                     5822
PNC Bank Corporation           COM              693475105      230     4065 SH       Sole                     4065
Peninsula Bank Holding Com     COM              707081105       86    14300 SH       Sole                    14300
Pepsico                        COM              713448108     3038    49848 SH       Sole                    46742              3106
Petroleo Brasileiro S.A. - ADR COM              71654v101     2168    72761 SH       Sole                    69861              2900
Procter & Gamble               COM              742718109     3320    55358 SH       Sole                    52783              2575
Qualcomm Inc                   COM              747525103     3214    97855 SH       Sole                    94055              3800
Schlumberger                   COM              806857108     2634    47590 SH       Sole                    45970              1620
Southern Co                    COM              842587107      499    15000 SH       Sole                    15000
Southwest Airlines             COM              844741108      127    11389 SH       Sole                    11389
Southwestern Energy Co         COM              845467109     2309    59768 SH       Sole                    57763              2005
Swift Energy                   COM              870738101      291    10800 SH       Sole                                      10800
Teva Pharmaceutical - SP ADR   COM              881624209     2687    51690 SH       Sole                    49470              2220
Texas Instruments              COM              882508104     1848    79392 SH       Sole                    79392
United Parcel Service CL B     COM              911312106     2696    47389 SH       Sole                    45229              2160
United Technologies            COM              913017109      406     6253 SH       Sole                     6253
                                                                13      200 SH       Other                                       200
Visa Corp                      COM              92826c839     2191    30965 SH       Sole                    29660              1305
Walt Disney                    COM              254687106     2573    81680 SH       Sole                    78015              3665
Wells Fargo                    COM              949746101     2992   116858 SH       Sole                   112623              4235
SPDR S&P Midcap 400 ETF UTSer1 ETF              78467Y107    11872    91915 SH       Sole                    86825              5090
SPDR Trust Unit Series 1       ETF              78462F103      764     7399 SH       Sole                     7399
Vanguard Emerging Mkts Vprs    ETF              922042858      793    20880 SH       Sole                    20880
Vanguard Index Fds Mcap Gr Idx ETF              922908538     1401    29865 SH       Sole                    27600              2265
Vanguard Index Fds Sml Cp Grw  ETF              922908595      734    12465 SH       Sole                    11325              1140
iShares MSCI EAFE Index        ETF              464287465      551    11850 SH       Sole                     8850              3000
iShares MSCI Emerging Mkt In   ETF              464287234     1016    27215 SH       Sole                    24740              2475
iShares Tr S&P Midcap 400      ETF              464287507    20841   293035 SH       Sole                   285013              8022
                                                                37      525 SH       Other                     175               350